Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company does not currently grant (and does not currently have any outstanding) stock options, SARs or any similar awards with “option-like”
features and therefore has not adopted a policy regarding the timing of any such awards in connection with the disclosure of material non-public information of the Company, however, as a general matter, the Company does not grant equity awards in anticipation of the release of material non-
public information and we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not currently grant (and does not currently have any outstanding) stock options, SARs or any similar awards with “option-like”
features and therefore has not adopted a policy regarding the timing of any such awards in connection with the disclosure of material non-public information of the Company, however, as a general matter, the Company does not grant equity awards in anticipation of the release of material non-
public information and we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false